Segments - Revenue Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	$ 61,860	$ 60,530	$ 57,350
Operating Segments
Revenue
Revenue	61,627	60,077	56,231
Other
Revenue
Other—divested businesses	(2)	318	785
Other revenue	$ 235	$ 135	$ 335